Investment Strategy	Apr. 30, 2026
CresAlta Global Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its assets in dividend paying equity securities at the time of purchase.

The Adviser seeks to achieve for the Fund’s objective by investing in U.S. and non-U.S. companies that the Adviser believes are financially strong and well-managed. The Adviser begins by reviewing a universe of more than 3,500 companies using proprietary screening methods to identify companies that the Adviser believes have low valuations and the potential to pay dividends from strong recurring cash flows or have the capacity to pay high dividends in the future. The Adviser selects 35-50 companies across market sectors and avoids concentrating in any one company or industry.

The Adviser’s stock selection process combines macroeconomic analysis, quantitative stock ranking, and traditional company fundamental analysis. The process is not an automated model. Buying and selling decisions are at the portfolio manager’s discretion based on review of the research.

1. The Adviser’s macroeconomic analysis divides business cycles into four phases— trough, early recovery, expansion, and peak—using a combination of factors, such as Purchasing Managers Index data (PMI) and inflation, to estimate the current phase and direction of the business cycle. This macro business phase analysis informs the quantitative stock ranking and traditional fundamental analysis by helping to determine which segment of the stock market will benefit most from the current phase and direction of the business cycle.

2. The quantitative stock ranking is based on an analysis of factors in three distinct “factor families”: price momentum, valuation, and business fundamentals. Stocks are ranked based on a combination of factor families that is appropriate for the current phase and direction of the business cycle.

3. The Adviser’s traditional company analysis includes an assessment of financial statements and financial history; corporate strategy and business outlook; competitive landscape; macroeconomic backdrop; and management effectiveness. The Adviser uses a value-investing framework centered around dividends to classify stocks via traditional fundamental analysis to build portfolios. The Adviser’s classification system identifies stocks as dividend value, dividend growth, or dividend payor. Portfolios are often heavily allocated to dividend growth, which the Adviser defines as higher quality companies—usually with lower balance sheet leverage, strong free cash flows, clear capital allocation plans, defensible businesses, an ability to grow dividends and share buybacks at an above market pace. Dividend value and dividend payor stocks provide diversification during appropriate business cycle phases.

At the company level, the Adviser considers company cash flow, balance sheet, and other financial metrics, and both positive and negative catalysts, including events such as changes in key leadership positions and cuts in the dividend, in making investment decisions for the Fund. The Adviser may also consider the impact of trading on tax efficiency in its investment decision making process.

Additionally, the Adviser utilizes a macroeconomic overlay to determine the business cycle phase of countries while rotating portfolio positions across stocks categorized with the Adviser’s dividend category methodology. Stocks are categorized into one of three dividend categories — dividend value, dividend growth, and dividend payer. The bulk of the portfolio is expected to consist of dividend growth stocks. The Adviser seeks to obtain for the Fund substantial returns from such stocks via growing dividends and share buybacks. The portfolio may tilt toward dividend value or dividend payer stocks depending on the business cycle phase.

Under normal circumstances, the Fund expects to invest at least 40% of its total assets in equity securities of non-U.S. issuers (i.e., issuers headquartered outside the U.S. or at least 50% of its assets are outside of the U.S. or 50% of its gross income is from non-U.S. sources). The Fund typically invests in foreign issuers through American Depositary Receipts (“ADRs”).

The Fund may sell a security if the Adviser determines the business cycle dictates a shift in strategy or if a company’s prospects for paying a high dividend have changed.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its assets in dividend paying equity securities at the time of purchase.
CresAlta Small and Mid-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalizations are within the range of those in the Russell 2500 Index at the time of purchase (such companies hereinafter referred to as “SMID” companies).

The Adviser begins by reviewing a universe of more than 2,500 companies using proprietary screening methods to identify companies primarily listed on an exchange in the U.S. that the Adviser believes are financially strong and well-managed companies and which the Adviser believes are selling at attractive valuations. In this regard, the Adviser seeks companies that have low valuations based on a variety of valuation metrics such as enterprise value-to-sales, generally carry less debt than their peers and are improving fundamentally. The Adviser selects 40-60 companies across most market sectors and avoids concentrating in any one company or industry.

The Adviser considers the track record of a company’s management in creating wealth for shareholders and improving fundamentals prior to the Fund making an investment in such company. Additionally, the Adviser analyzes a company’s long-term financial strength and evaluates the uniqueness of its competitive position. The Adviser believes that the combination of thin analyst coverage, low valuations, strong balance sheets and improving fundamentals will allow the Fund to invest in companies that will typically create economic value for shareholders over the long run.

At the stock level, the Adviser utilizes forensic accounting methods to identify potential problems with company cash flows and the balance sheet. The Adviser expects to consider both positive and negative catalysts, including changes in key leadership positions, in making investment decisions for the Fund.

The Fund may sell a security if the Adviser determines the business cycle dictates a shift in strategy or if a company’s fundamental prospects have changed.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalizations are within the range of those in the Russell 2500 Index at the time of purchase (such companies hereinafter referred to as “SMID” companies).